LEASE	12 Months Ended
Dec. 31, 2024
LEASE
LEASE

9.LEASE

The Group leases offices space under one non-cancelable operating lease with lease term of five years. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Group uses the rate implicit in the lease to discount lease payments to present value; however, most of the Group’s leases do not provide a readily determinable implicit rate. Therefore, the Group discount lease payments based on an estimate of its incremental borrowing rate.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2023
Right-of-use assets	$255	$389

Lease liabilities current	141	126
Lease liabilities non-current	90	238
Total operating lease liabilities	$231	$364

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2024 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.00
Weighted average discount rate	11.50%

For the years ended December 31, 2024, 2023 and 2022, operating lease asset of $nil, $328, and $nil was obtained in exchange for operating lease liabilities, respectively. During the years ended December 31, 2024, 2023 and 2022, the Group incurred total operating lease expenses of $158, $160 and $133, respectively.

As of December 31, 2024, the future minimum rent payable under non-cancelable operating leases were:

2025	$159
2026	94
Total lease payments	253
Less: imputed interest	(22)
Present value of lease liabilities	$231